Investments	12 Months Ended
Dec. 31, 2015
Investments
Investments

Note 3. Investments

Investments in marketable securities, all of which are classified as available‑for‑sale and included in prepaid expenses and other current assets, were as follows:

	December 31, 2015				December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market securities	$1,178	$3	$—	$1,181	$1,582	$—	$—	$1,582